Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

In March 2018, we entered into a pledge contract with the Export Import Bank of China, pursuant to which we pledged 11 fishing vessels with carrying amounts of approximately $392,000 as collateral to secure Global Deep Ocean (Ping Tan) Industrial Limited (“Global Deep Ocean”)’s $13,800,000 long-term loans from the financial institution, which is due on September 21, 2025.

In September 2020, we entered into a pledge contract with the Export Import Bank of China, pursuant to which we pledged 11 fishing vessels with carrying amounts of approximately US$19,900,000 as collateral to secure Global Deep Ocean’s $76,600,000 long-term loans from the financial institution, which is due on August 21, 2023.

In February 2021, we entered into a pledge contract with Industrial and Commercial Bank of China, pursuant to which we pledged 12 fishing vessels with carrying amounts of approximately $39,500,000 as collateral to secure Hong Long’s $25,400,000 long-term loans from the financial institution, which is due on January 23, 2026.

In February 2021, we entered into a pledge contract with the Export Import Bank of China, pursuant to which we pledged eight fishing vessels with carrying amounts of approximately $26,700,000 as collateral to secure Hong Long’s $24,500,000 long-term loans from the financial institution, which is due on February 21, 2028.

In September 2021, we entered into a pledge contract with the Export Import Bank of China, pursuant to which we pledged six fishing vessels with carrying amounts of approximately $3,237,000 as collateral to secure Hong Long’s $3,240,000 long-term loans from the financial institution, which is due on August 21, 2027.

In November 2021, we entered into a pledge contract with the Fujian Haixia Bank, pursuant to which we pledged one fishing vessel with carrying amounts of approximately $6,300,000 as collateral to secure Hong Long’s $26,700,000 long-term loans from the financial institution, which is due on November 2, 2022.

Consequently, if Hong Long or Global Deep Ocean was to default on the loans, we would lose the vessels, which would be detrimental to our operations. As of the date of this annual report, we have determined that our risk of loss on the default on the loans are remote.

Severance payments

The Company has employment agreements with certain employees that provide severance payments upon termination of employment under certain circumstances, as defined in the applicable agreements. The Company has estimated its possible severance payments of approximately $10,000 as of December 31, 2021 and 2020, which have not been reflected in its consolidated financial statements.

Operating lease

See note 10 for related party operating lease commitment.